UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21469

                         MEZZACAPPA LONG/SHORT FUND, LLC
               (Exact name of registrant as specified in charter)
                                    --------


                           630 5th Avenue, Suite 2600
                               New York, NY 10111
               (Address of principal executive offices) (Zip code)

                              Christopher S. Nagle
                         c/o Mezzacappa Management, LLC
                           630 5th Avenue, Suite 2600
                               New York, NY 10111
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-DIAL-SEI

                     DATE OF FISCAL YEAR END: MARCH 31, 2006

                    DATE OF REPORTING PERIOD: MARCH 31, 2006

ITEM 1.   REPORTS TO STOCKHOLDERS.


MEZZACAPPA LONG/SHORT
FUND, LLC
FINANCIAL STATEMENTS
ANNUAL REPORT
FOR THE YEAR ENDED
MARCH 31, 2006

MEZZACAPPA LONG/SHORT FUND, LLC
CONTENTS
MARCH 31, 2006

                                                                            PAGE
FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm........................1

Schedule of Investments........................................................2

Statement of Assets and Liabilities............................................4

Statement of Operations........................................................5

Statements of Changes in Members' Capital......................................6

Statement of Cash Flows........................................................7

Notes to the Financial Statements..............................................8

Managers and Officers of the Fund (unaudited).................................15







The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the
Commission's website at HTTP://WWW.SEC.GOV, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling collect (212) 332-2000; and (ii) on the Commission's website at HTTP://WWW.SEC.GOV.

[ABA LOGO OMITTED]
ABA
ESTABLISHED 1923

ANCHIN, BLOCK & ANCHIN LLP
Accountants and Consultants

1375 Broadway
New York, New York 10018
(212) 840-3456
FAX (212) 840-7066

             Report of Independent Registered Public Accounting Firm

To the Board of Managers and
Members of Mezzacappa Long/Short Fund, LLC

We have audited the accompanying statement of assets and liabilities including the schedule of investments of Mezzacappa Long/Short Fund, LLC as of March 31, 2006 and the related statements of operations and cash flows for the year then ended and the statement of changes in members' capital for each of the two years in the period then ended. These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Mezzacappa Long/Short Fund, LLC as of March 31, 2006 and the results of its operations and cash flows for the year then ended, and the changes in its members' capital for each of the two years in the period then ended in conformity with U.S. generally accepted accounting principles.

                                                   /s/Anchin, Block & Anchin LLP


New York, N. Y.
May 26, 2006


             A member of HLB international

A world-wide organization of accounting firms and business advisors
                e-mail: info@anchin.com
                   www.anchin.com

MEZZACAPPA LONG/SHORT FUND, LLC
SCHEDULE OF INVESTMENTS
MARCH 31, 2006
--------------------------------------------------------------------------------

                  INVESTMENT OBJECTIVE AS A PERCENTAGE OF TOTAL
                         INVESTMENTS IN PORTFOLIO FUNDS

[PIE GRAPH OMITTED]
Percentages are as follows:

Long/Short Equity -- 62.7%
Event Driven -- 18.7%
Macro -- 18.6%


                                                                                       % OF
                                                                                      MEMBERS'
PORTFOLIO FUNDS                                          COST              VALUE      CAPITAL*  LIQUIDITY**
--------------------------------------------------------------------------------------------------------------
LONG/SHORT EQUITY:
Atticus European LP                                 $  8,000,000       $  9,663,167      4.57% Annually
Courage Special Situations Offshore Fund, Ltd.         7,696,782          8,824,389      4.18% Quarterly
Delta Offshore, Ltd.                                   9,250,000         11,192,200      5.30% Monthly
ECF Value Fund International, Ltd.                    10,500,000         13,017,811      6.16% Quarterly
Eminence Fund, Ltd.                                   10,552,098         14,615,876      6.92% Semi-Annually
FBR Small Cap Fund                                        94,113            195,058      0.09% Daily
FPA Crescent Fund, Inc.                                3,027,521          3,465,046      1.64% Daily
Front Street Energy and Power
          Performance Offshore Fund, Inc.              3,900,000          5,905,835      2.79% Monthly
Global Undervalued Securites Fund, Ltd.                2,000,000          2,065,380      0.98% Quarterly
Harbor International Fund                              5,452,805          6,090,429      2.88% Daily
Prism Offshore Fund, Ltd.                              5,000,000          5,973,645      2.83% Monthly
SR Global Fund L.P.                                    5,500,000          5,795,876      2.74% Monthly
SR Phoenicia L.P.                                      5,500,000          6,012,780      2.85% Quarterly
Seminole Offshore Fund, Ltd.                          11,450,000         13,919,381      6.59% Quarterly
Third Avenue International Value Fund                  8,782,407         10,735,361      5.08% Daily
Viking Global Equities III, Ltd.                      11,267,732         14,876,217      7.04% Quarterly
                                                  ---------------------------------------------
        TOTAL LONG/SHORT EQUITY                      107,973,458        132,348,451     62.64%
                                                  ---------------------------------------------


               The accompanying notes are an integral part of the financial statements.


MEZZACAPPA LONG/SHORT FUND, LLC
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2006
--------------------------------------------------------------------------------

                                                                                         % OF
                                                                                        MEMBERS'
PORTFOLIO FUNDS                                          COST               VALUE       CAPITAL* LIQUIDITY**
--------------------------------------------------------------------------------------------------------------
Macro:
Blenheim Commodity Fund, Ltd.                        $  3,700,000       $  4,839,714       2.29% Monthly
Clarium Capital Fund, Ltd.                              2,000,000          1,668,120       0.79% Quarterly
Drawbridge Global Macro Fund LP                         4,000,000          4,274,113       2.02% Quarterly
Forum Global Opportunities Fund, LP                     4,500,000          4,743,710       2.24% Quarterly
NewSmith Global Opportunities
          Hedge Fund Limited                            5,000,000          4,691,896       2.22% Monthly
Wexford Offshore Catalyst Fund, Ltd.                    9,200,000         12,601,680       5.96% Quarterly
Wexford Offshore Spectrum Fund, Ltd.                    5,000,000          6,413,597       3.03% Quarterly
                                                    --------------------------------------------
        TOTAL MACRO                                    33,400,000         39,232,830      18.55%
                                                    --------------------------------------------

EVENT DRIVEN:
Contrarian Fund I Offshore Limited                      9,000,000         11,082,784       5.24% Annually
Gramercy Emerging Markets, Ltd.                         4,164,427          4,179,301       1.98% Semi-Annually
Spinnaker Global Emerging Markets Fund, Ltd.            4,500,000          6,110,645       2.89% Annually
Spinnaker Global Opportunity Fund, Ltd.                 6,000,000          7,761,994       3.67% Quarterly
Stanfield Offshore Leveraged Assets I                   2,942,529          4,366,955       2.07% Quarterly
Wexford Offshore Distressed Debt and Special
          Opportunities Fund Limited                    5,000,000          5,839,026       2.76% Quarterly
                                                    --------------------------------------------
        TOTAL EVENT DRIVEN                             31,606,956         39,340,705      18.61%
                                                    --------------------------------------------
        TOTAL PORTFOLIO FUNDS                        $172,980,414       $210,921,986      99.80%
                                                    ============================================

*Percentages are based on Members' Capital as of March 31, 2006.

**Available frequency of redemptions after any applicable lock-up period, which range from zero to two years.

The aggregate cost of investments for tax purposes was 172,980,414. Net unrealized appreciation on investments for tax purposes was $37,941,572 consisting of $38,581,556 of gross unrealized appreciation and $(639,984) of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 99.80% of members' capital, have been valued in accordance with procedures established by the Board of Managers.



               The accompanying notes are an integral part of the financial statements.

MEZZACAPPA LONG/SHORT FUND, LLC
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2006
--------------------------------------------------------------------------------

ASSETS
Investments in Portfolio Funds, at value                                    $ 210,921,986
Cash and cash equivalents                                                         210,281
Receivable for Portfolio Funds sold                                             2,914,283
Other assets                                                                       57,034
                                                                          ----------------
             Total assets                                                     214,103,584
                                                                          ----------------

LIABILITIES
Incentive fee payable                                                           2,196,596
Investment management fee payable                                                 394,119
Administration fees payable                                                        57,721
Board of Managers' fees payable                                                     2,500
Accrued expenses                                                                  123,929
                                                                          ----------------
             Total liabilities                                                  2,774,865
                                                                          ----------------

             NET ASSETS                                                     $ 211,328,719
                                                                          ================

MEMBERS' CAPITAL
Represented by:
Capital contributions, net of repurchases                                   $ 165,602,833
Accumulated net realized gain on Portfolio Funds, less expenses                 7,784,314
Accumulated net unrealized appreciation on investments in Portfolio Funds      37,941,572
                                                                          ----------------
             MEMBERS' CAPITAL                                               $ 211,328,719
                                                                          ================

               The accompanying notes are an integral part of the financial statements.

MEZZACAPPA LONG/SHORT FUND, LLC
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED MARCH 31, 2006
--------------------------------------------------------------------------------

Investment Income:
     Dividends                                                                    $   535,889
     Interest                                                                          76,421
                                                                                --------------
           Total investment income                                                    612,310
                                                                                --------------

Expenses:
     Incentive fee                                                                  2,196,596
     Investment management fee                                                      1,486,563
     Administration fees                                                              218,627
     Interest expense                                                                 142,684
     Professional fees                                                                136,000
     Board of Managers' fees                                                           60,000
     Custodian fees                                                                    19,823
     Insurance fees                                                                    22,589
     Other expenses                                                                    28,197
                                                                                --------------
           Total Expenses                                                           4,311,079
                                                                                --------------
Net Investment Loss                                                                (3,698,769)
                                                                                --------------

Realized and Unrealized Gain on Portfolio Funds:
     Net realized gain on Portfolio Funds                                           6,624,593
     Net change in unrealized appreciation on investments in Portfolio Funds       22,642,578
                                                                                --------------
Net Realized and Unrealized Gain on Portfolio Funds                                29,267,171
                                                                                --------------
Net Increase in Members' Capital Derived From Investment Activities               $25,568,402
                                                                                ==============

               The accompanying notes are an integral part of the financial statements.

MEZZACAPPA LONG/SHORT FUND, LLC
STATEMENTS OF CHANGES IN MEMBERS' CAPITAL
FOR THE YEARS ENDED MARCH 31, 2006 AND MARCH 31, 2005
--------------------------------------------------------------------------------

FOR THE YEAR ENDED MARCH 31, 2006

     FROM INVESTMENT ACTIVITIES:
     Net investment loss                                       $  (3,698,769)
     Net realized gain on Portfolio Funds                          6,624,593
     Net change in unrealized appreciation
        on investments in Portfolio Funds                         22,642,578
                                                             ----------------
           Net increase in Members' Capital derived
              from investment activities                          25,568,402
     MEMBERS' CAPITAL TRANSACTIONS
     Cost of Interests Repurchased                                (1,500,000)
                                                             ----------------

     Net Increase in Members' Capital                             24,068,402
     Members' Capital, March 31, 2005                            187,260,317
                                                             ----------------
     Members' Capital, March 31, 2006                          $ 211,328,719
                                                             ================



FOR THE YEAR ENDED MARCH 31, 2005

     FROM INVESTMENT ACTIVITIES:
     Net investment loss                                        $ (3,133,167)
     Net realized gain on Portfolio Funds                          8,494,910
     Net change in unrealized appreciation
        on investments in Portfolio Funds                          9,693,762
                                                             ----------------
           Net increase in Members' Capital derived
              from investment activities                          15,055,505
     MEMBERS' CAPITAL TRANSACTIONS
     Cost of Interests Repurchased                               (14,361,123)
                                                             ----------------

     Net Increase in Members' Capital                                694,382
     Members' Capital, March 31, 2004                            186,565,935
                                                             ----------------
     Members' Capital, March 31, 2005                          $ 187,260,317
                                                             ================


    The accompanying notes are an integral part of the financial statements.

MEZZACAPPA LONG/SHORT FUND, LLC
STATEMENT OF CASH FLOWS
FOR THE YEAR ENDED MARCH 31, 2006
--------------------------------------------------------------------------------

CASH FLOWS IN OPERATING ACTIVITIES
Net Increase in Members' Capital
      Derived From Investment Activities                                          $ 25,568,402
Adjustments to reconcile Net Increase in Members' Capital
      Derived  From  Investment  Activities  to net
      cash  provided by  operating activities:
                Proceeds from Portfolio Funds sold                  $ 78,945,211
                Cost of Portfolio Funds purchased                    (80,149,999)
                Reinvestment of dividends from mutual funds             (535,889)
                Net change in unrealized appreciation on
                     investments in Portfolio Funds                   (6,624,593)
                Net realized gain on Portfolio Funds                 (22,642,593)
            (Increase) Decrease in assets:
                Prepaid investments                                    5,000,000
                Receivable for Portfolio Funds sold                       (5,121)
                Other assets                                              22,101
            Increase (Decrease) in liabilities:
                Incentive fee payable                                    775,612
                Administration fees payable                              (47,108)
                Investment management fees payable                        41,411
                Board of Managers' fees payable                          (35,000)
                Accrued expenses                                          17,948
                                                                    ------------
Total adjustments                                                                  (25,238,005)
                                                                                 -------------
Net cash provided by operating activities                                             330,397

CASH FLOWS FROM FINANCING ACTIVITIES
Cost of interests repurchased                                         (2,951,923)
                                                                    ------------

Net cash used in financing activities                                               (2,951,923)
                                                                                 -------------
Net decrease in cash and cash equivalents                                           (2,621,526)
BEGINNING OF YEAR                                                                    2,831,807
                                                                                 -------------
END OF YEAR                                                                       $    210,281
                                                                                 =============


SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
      Cash paid during period for interest                                        $     91,220
                                                                                 =============

    The accompanying notes are an integral part of the financial statements.

MEZZACAPPA LONG/SHORT FUND, LLC
NOTES TO THE FINANCIAL STATEMENTS
MARCH 31, 2006
--------------------------------------------------------------------------------


 1.   ORGANIZATION

      Mezzacappa Long/Short Fund, LLC (the "Fund") is a limited liability company organized under the laws of the state of Delaware in August of 2003 and registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Fund commenced operations on January 1, 2004. The Fund's term is perpetual unless the Fund is otherwise terminated under the terms of the Limited Liability Company Agreement ("Operating Agreement").

      The Fund's investment objective is to generate long-term capital appreciation with lower volatility than the broad equity markets. The Fund seeks to accomplish this objective by allocating its assets among a diverse group of selected portfolio funds ("Portfolio Funds") managed by third party investment advisers ("Portfolio Managers") that specialize primarily in long and short equity investing in publicly traded companies. The Portfolio Managers invest in a wide range of securities, financial instruments and markets in accordance with the investment objective of each Portfolio Fund.

      The Board of Managers of the Fund (the "Board") has overall responsibility for the management and supervision of the operations of the Fund. Two-thirds of the Board are persons who are independent with respect to the Fund. The independent managers are each paid by the Fund an annual retainer of $20,000 plus $2,500 per meeting attended plus reasonable out-of-pocket expenses in consideration for their attendance at meetings of the Board of Managers, and any committees thereof, and other services they may provide to the Fund.

      Mezzacappa Investors, LLC (the "Investment Manager"), a limited liability company formed under the laws of the State of Delaware, is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, and serves as the Investment Manager of the Fund subject to the ultimate supervision of and any policies established by the Board, pursuant to the terms of an investment management agreement with the Fund.

 2.   SIGNIFICANT ACCOUNTING POLICIES

      The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (GAAP). The following is a summary of the significant accounting policies followed by the Fund:

      A. USE OF ESTIMATES

         The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Management believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

MEZZACAPPA LONG/SHORT FUND, LLC
NOTES TO THE FINANCIAL STATEMENTS
MARCH 31, 2006
--------------------------------------------------------------------------------


 2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

      B. PORTFOLIO VALUATION

         The Fund computes its net asset value as of the last day of each month. In determining its net asset value, the Fund will value its investments as of such month end. The net asset value of the Fund will equal the value of the total assets of the Fund, less all of its liabilities, including accrued fees and expenses. The net asset value of any Member's interest on any date will be equal to that Member's capital account balance, after giving effect to all allocations that are made as of that date.

         Investments in Portfolio Funds are presented in the accompanying financial statements at fair value, in accordance with procedures approved by the Board. In accordance with these procedures, fair value as of each month-end ordinarily will be the value determined as of such month-end for each Portfolio Fund in accordance with the Portfolio Fund's valuation policies and reported at the time of the Fund's valuation. As a general matter, the fair value of the Fund's interest in a Portfolio Fund represents the amount that the Fund could reasonably expect to receive from any Portfolio Fund if the Fund's interest were redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. In the event that a Portfolio Fund does not report a month-end value to the Fund on a timely basis, the Fund would determine the fair value of such Portfolio Fund based on the most recent value reported by the Portfolio Fund, as well as any other relevant information available at the time the Fund values its portfolio.

         Considerable judgment is required to interpret the factors used to develop estimates of fair value. Accordingly, the estimates may not be indicative of the amounts the Fund could realize in a current market exchange and the differences could be material to the financial statements. The use of different factors or estimation methodologies could have a significant effect on the estimated fair value.

         If subadvisers are engaged to manage a portion of the Fund's assets, or if the Fund holds any securities other than interests in Portfolio Funds, the Fund will generally value the portfolio securities on U.S. exchange-listed and NASDAQ-traded equity securities (other than options) at their closing composite sale prices as reported on the exchange on which those securities are primarily traded. If no sales of those securities are reported on a particular day, the securities are valued based upon their composite bid prices for securities held long, or their composite ask prices for securities held short, as reported by those exchanges. Securities traded on a non-U.S. securities exchange are valued at their closing sale prices on the exchange on which the securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or ask prices (in the case of securities held short) as reported by that exchange. Listed options are valued at their bid prices (or ask prices in the case of listed options held short) as reported by the exchange with the highest volume on the last day a trade was reported. Other securities for which market quotations are readily available are valued at their bid prices (or ask prices in the case of securities held short) as obtained from one or more dealers making markets for those securities. If market quotations are not readily available, securities and other assets are valued at fair value as determined in good faith by, or under the supervision of, the Board.

MEZZACAPPA LONG/SHORT FUND, LLC
NOTES TO THE FINANCIAL STATEMENTS
MARCH 31, 2006
--------------------------------------------------------------------------------


 2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

      C. INCOME RECOGNITION AND EXPENSES

         Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date.

         Realized  gains  and  losses  from  Portfolio  Fund   transactions  are
         calculated on the identified cost basis. Investments are recorded on the effective date of the subscription in the Portfolio Fund.

         Distributions from Portfolio Funds are classified as investment income or realized gains in the Statement of Operations, or alternatively, as a decrease to the cost of the investments based on the U.S. income tax characteristics of the distribution if such information is available. In cases where the tax characteristics of a distribution from a Portfolio Fund are not available, such distribution is classified as investment income.

         The Fund bears its own expenses, including, but not limited to: taxes; organizational, registration, offering and investment-related expenses; administrative fees and expenses; legal expenses; internal and external accounting; audit and tax preparation expenses; travel-related expenses of the Independent Managers; costs of insurance; and other expenses associated with the operation of the Fund as may be approved by the Board.

      D. INCOME TAXES

         The Fund is treated as a partnership for federal income tax purposes. Each Member is responsible for the tax liability or benefit relating to their distributive share of taxable income or loss. Accordingly, no provision for federal income taxes is reflected in the accompanying financial statements.

      E. DISTRIBUTION POLICY

         The Fund has no present intention of making periodic distributions of its net investment income or capital gains, if any, to members. The amount and frequency of distributions, if any, will be determined in the sole discretion of the Board.

      F. CASH AND CASH EQUIVALENTS

         The Fund treats all highly liquid financial instruments that mature within three months as cash equivalents. Cash equivalents are valued at cost plus accrued interest which approximates fair value. All cash is invested overnight in a short-term time deposit with the Fund's custodian.

3.    INVESTMENT IN PORTFOLIO FUNDS

      The Fund has the ability to liquidate its investments periodically, ranging from daily to annually, depending on the provisions of the respective Portfolio Fund's governing agreements. Contribution requirements may also vary based on each Portfolio Fund's governing agreements. Investment advisers of the funds generally receive fees for their services. These fees include management fees based upon the net asset value of the Fund's investment, as well as incentive fees and allocations based upon profits earned by the Fund. These fees are deducted directly from the Fund's investment fund balance in accordance with each Portfolio

MEZZACAPPA LONG/SHORT FUND, LLC
NOTES TO THE FINANCIAL STATEMENTS
MARCH 31, 2006
--------------------------------------------------------------------------------


3.    INVESTMENT IN PORTFOLIO FUNDS (CONTINUED)

      Fund's governing agreement. During the year ended March 31, 2006, fees for these services ranged from 1.0% to 2.0% annually for management fees and up to 25% (generally 20%) for incentive fees and allocations. While certain of the underlying Portfolio Funds are formed in countries other than the United States, they invest principally in United States equity securities.

      A. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

         In the normal course of business, the Portfolio Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, and equity swaps. The Fund's risk of loss in these Portfolio Fund Investments is limited to the value of these investments reported by the Portfolio Fund.

      B. CONCENTRATION OF RISK

         The Fund invests primarily in Portfolio Funds that generally will not be registered as investment companies under the 1940 Act. The Fund, as an investor in these Portfolio Funds, will not have the benefit of protections afforded by the 1940 Act to investors in registered investment companies. Although the Investment Manager receives information from each Portfolio Fund regarding its investment performance and investment strategy, the Investment Manager may have little or no means of independently verifying this information. Portfolio Funds may use proprietary investment strategies that are not fully disclosed to the Investment Manager and that may involve risks under some market conditions that are not anticipated by the Investment Manager. The performance of the Fund depends on the success of the Investment Manager in selecting Portfolio Funds for investment by the Fund and the allocation and reallocation of Fund assets among those Portfolio Funds. Past results of Portfolio Managers selected by the Investment Manager are not necessarily indicative of future performance. No assurance can be made that profits will be achieved or that substantial losses will not be incurred.

      C. INDEMNIFICATIONS

         In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

4.    MEMBERS' CAPITAL ACCOUNTS

      A separate capital account is maintained for each Member of the Fund. At the end of each fiscal period, any net profit or net loss of the Fund, as the case may be, is allocated to the capital accounts of all of the Members of the Fund in accordance with their respective investment percentages. If a Member has made more than one capital contribution to the Fund, each such capital contribution is treated as a separate Capital Account for purposes of such allocation.

MEZZACAPPA LONG/SHORT FUND, LLC
NOTES TO THE FINANCIAL STATEMENTS
MARCH 31, 2006
--------------------------------------------------------------------------------


4.    MEMBERS' CAPITAL ACCOUNTS (CONTINUED)

      A. CONTRIBUTIONS

         Each Member must subscribe for a minimum initial investment in the Fund of $2,000,000 subject to the sole discretion of the Board to accept lesser amounts. The Board may, in its discretion and subject to applicable law, cause the Fund to repurchase the entire Interest of the Member if the Member's capital account balance in the Fund, as a result of repurchase of transfer requests by the Member, is less than $2,000,000. The Board, on behalf of the Fund, may accept subscriptions for Interests effective as of the first day of each month.

      B. REDEMPTIONS AND REPURCHASES OF INTERESTS BY THE FUND

         No Member has the right to require the Fund to redeem its interest in the Fund (an "Interest"). Subject to a determination by the Board, as discussed below, the Fund may from time to time offer to repurchase Interests pursuant to written tenders by Members. These repurchases will be made at such times, in such amounts, and on such terms as may be determined by the Board, in its sole discretion. In determining whether the Fund should offer to repurchase Interests, the Board will consider the recommendations of the Investment Manager as to the timing of such an offer, as well as a variety of operational, business and economic factors. The Investment Manager expects that it will recommend to the Board that the Fund offer to repurchase Interests from Members of up to 25% of the Fund's assets on December 31 of each year. Notwithstanding the foregoing, the Fund will not repurchase any Interest or portion of an Interest that has been held by the tendering Member for less than one year.

5.    INVESTMENT MANAGEMENT FEE, INCENTIVE FEE, RELATED PARTY TRANSACTIONS
      AND OTHER

      The Fund pays the Investment Manager a monthly fee of 0.0625% (0.75% on an annualized basis) of the month-end capital account balance of each Member, before giving effect to repurchases or the Incentive Fee, and after giving effect to other Fund expenses.

      The Investment Manager is entitled to receive an incentive fee. Generally, at the end of each fiscal year, an amount equal to 10% of the net profits ("Incentive Fee"), if any, allocated to each Member's capital account during the year in excess of the Preferred Return (as defined herein), net of such Member's pro rata share of the Investment Management Fee, will be paid to the Investment Manager. No Incentive Fee is paid, however, with respect to a Member's capital account until any prior losses of such Member have been recovered. An Incentive Fee will also be determined in respect of a Member and paid to the Investment Manager at the time of repurchase of a Member's Interest and upon liquidation of the Fund.

      Any Incentive Fee to be determined and paid in respect of a period of less than 12 months will be based upon a pro-rated Preferred Return.

      The Preferred Return for any Member for any incentive fee period means an amount determined by applying an annual percentage rate equal to the 1-year Treasury constant maturity interest rate to the capital account balance as of the beginning of the applicable Incentive Fee Period for the period beginning on the first day of the Incentive Fee Period and ending on the last day of the Incentive Fee Period (calculating on the basis of the actual number of days elapsed during such period in a year of 360 days). The 1-year Treasury

MEZZACAPPA LONG/SHORT FUND, LLC
NOTES TO THE FINANCIAL STATEMENTS
MARCH 31, 2006
--------------------------------------------------------------------------------

5. INVESTMENT MANAGEMENT FEE, INCENTIVE FEE, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

      the preceding fiscal year as reported in PUBLICATION H.15, SELECTED INTEREST RATES, published by the Federal constant maturity interest rate used for this purpose will be the average (rounded to two decimal places) of the weekly average 1-year Treasury constant maturity interest rate for January, February, and March of Reserve System.

      The Fund has retained SEI Investments Global Funds Services (the "Administrator") to provide certain administrative and investor services to the Fund. For its services, the Fund pays the Administrator a monthly fee of 0.12% to 0.09% (on an annualized basis), of the Fund's month-end net asset value. The Fund also reimburses the Administrator for certain out-of-pocket expenses.

      SEI Private Trust Company acts as custodian (the "Custodian") for the Fund's assets. For its services, the Fund pays the Custodian a monthly fee computed at an annualized rate of 0.01% of the Fund's month-end net asset value.

 6.   PORTFOLIO FUND INVESTMENT TRANSACTIONS

      For the year ended March 31, 2006, purchases and sales of investments (except for short-term securities) were $80,685,888 and $78,945,211, respectively.

7.    LOAN

      On December 30, 2004, the Fund obtained a loan of $50,000,000 from Bank of America, N.A. which was repaid in January 2005. The loan bore interest at a variable rate equal to the daily Eurodollar rate plus 2.30 percent (approximately 6.70% annualized).

MEZZACAPPA LONG/SHORT FUND, LLC
NOTES TO THE FINANCIAL STATEMENTS
MARCH 31, 2006
--------------------------------------------------------------------------------

8.    FINANCIAL HIGHLIGHTS

      The following represents ratios to average Members' capital and other supplemental information for Members.

                                                                                            January 1, 2004
                                               For the                 For the             (commencement of
                                              Year Ended             Year Ended           operations) through
                                            March 31, 2006         March 31, 2005            March 31, 2004
                                           ----------------       ----------------        --------------------
TOTAL RETURN (1)
Total Return, before incentive fee               14.88 %                 8.95 %                  2.80 % (4)
Total Return, after incentive fee                13.70 %                 8.18 %                  2.56 % (4)


Net assets, end of period (000's)             $211,329               $187,260                $186,566

RATIO TO AVERAGE NET ASSETS: (1)
     Expenses (2)                                 2.19 %                 1.81 %                  1.18 % (3)
     Net investment loss                         (1.88)% (5)            (1.67)% (5)             (1.16)% (3)

Portfolio turnover rate                          40.62 %                58.19 %                  3.62 % (4)

(1) The expense ratio,  the net  investment  loss ratio and the total return ratios are calculated for the Members taken as a whole.  The  computation  of the above ratios is based on the amount of expense and  incentive  fee assessed  to an  individual  Member's  capital and may vary from these  ratios  based on the timing of capital transactions.
(2) Does not include expenses of the Portfolio.
(3) Annualized.
(4) Not annualized.
(5) The net investment loss ratio does not include the effects of the incentive fee.

                                       14

MEZZACAPPA LONG/SHORT FUND, LLC
MANAGERS AND OFFICERS OF THE FUND (UNAUDITED)
MARCH 31, 2006
---------------------------------------------------------------------------------------------------------------------------


The business and affairs of the Fund are managed under the general  supervision of the Board in accordance with the laws of the State of Delaware and the Fund's Operating Agreement.  Information  pertaining to the managers and officers of the Fund is set forth below.  Managers who are deemed to be "interested persons" of the Fund as defined in the 1940 Act are referred to as  "Interested  Managers."  Managers  who are not deemed to be  "interested  persons"  of the Fund are  referred  to as
"Independent Managers."
                                      Term of                                         Number of
                                     Office and                                      Portfolios in            Other
                     Position(s)     Length of                                        Fund Complex        Directorships
Name and Year of      Held with         Time          Principal Occupation(s)          Overseen by           Held by
Birth ("YOB")          Company        Served(1)         During Past 5 Years          Manager/Officer         Manager
---------------------------------------------------------------------------------------------------------------------------

INTERESTED
MANAGER
Damon                 Manager          Since          Managing Member of                     2             Director of
Mezzacappa(2)         and              August         Mezzacappa Management                                Mezzacappa
YOB: 1936             President         2003          LLC (alternative asset                              Partners, LLC
                                                      management firm); prior
                                                      thereto Vice Chairman,
                                                      Lazard Freres & Co., LLC
                                                      (investment banking firm)

INDEPENDENT
MANAGERS

Hans C. Mautner       Chairman of      Since          Vice-Chairman, Simon                   2             Director of
YOB: 1937             the Board of     August         Property Group, Inc. (real                           Mezzacappa
                      Managers          2003          estate development)                                 Partners, LLC


Jeremy Sillem         Manager          Since          Former Chairman, Bear                  2             Director of
YOB: 1950                              August         Stearns International                                Mezzacappa
                                        2003          Limited (investment banking                         Partners, LLC;
                                                      firm); prior thereto Co-                           W.P. Stewart &
                                                      Head, Lazard Capital                               Co., Ltd.; RHJ
                                                      Markets (investment                                 International
                                                      banking firm)                                            SA;
                                                                                                          Harbourmaster
                                                                                                             Capital
                                                                                                           (Holdings)
                                                                                                            Limited

                                       15



MEZZACAPPA LONG/SHORT FUND, LLC
MANAGERS AND OFFICERS OF THE FUND (UNAUDITED) (CONCLUDED)
MARCH 31, 2006
---------------------------------------------------------------------------------------------------------------------------


                                      Term of                                         Number of
                                     Office and                                      Portfolios in            Other
                     Position(s)     Length of                                        Fund Complex        Directorships
Name and Year of      Held with         Time          Principal Occupation(s)          Overseen by           Held by
Birth ("YOB")          Company        Served(1)         During Past 5 Years          Manager/Officer         Manager
---------------------------------------------------------------------------------------------------------------------------


OFFICER OF THE FUND


Christopher S.        Secretary/        Since         Member and Chief Financial             2                 None
Nagle                 Treasurer        August         Officer of Mezzacappa
YOB: 1959                               2003          Management, LLC
                                                      (alternative asset
                      Chief             Since         management firm); prior
                      Financial        April 1,       thereto Vice President,
                      Officer           2004          Salomon Smith Barney Inc.
                                                      (investment banking firm).
                                        From
                      Chief           October 5,
                      Compliance       2004 -
                      Officer          June 30,
                                        2005

Salvatore Faia        Chief             Since         President of Vigilant                   2                None
YOB: 1962             Compliance       July 1,        Compliance Services: prior
                      Officer            2005         thereto Senior Legal
                                                      Counsel, Corviant
                                                      Corporation; Partner,
                                                      Pepper Hamilton, LLC

(1.) Term of office of each Director is indefinite.

(2.) The Manager is an "interested  person",  as defined by the 1940 Act, of the Fund by virtue of his affiliation with the Investment Manager.

                                       16

      MEZZACAPPA LONG/SHORT FUND, LLC
      630 Fifth Avenue, Suite 2600
      New York, New York 10111

      BOARD OF MANAGERS
      Damon Mezzacappa
      Hans C. Mautner
      Jeremy Sillem

      OFFICERS
      Damon Mezzacappa, President
      Christopher Nagle, Secretary and Treasurer

      INVESTMENT MANAGER
      Mezzacappa Investors, LLC
      630 Fifth Avenue, Suite 2600
      New York, New York 10111

      INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
      Anchin, Block & Anchin LLP
      1375 Broadway
      New York, New York 10018

      LEGAL COUNSEL
      Tannenbaum Helpern Syracuse & Hirschtritt LLP
      900 Third Avenue
      New York, New York 10022

ITEM 2.   CODE OF ETHICS.

The registrant has adopted a Code of Ethics that applies to the registrant's principal executive officer, principal financial officer and principal accounting officer. The Code of Ethics may be obtained from the registrant, at no charge, by contacting Christopher S. Nagle via facsimile at (212) 332-3650.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of directors has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts are Jeremy Sillem and Hans Mautner. Messrs. Sillem and Mautner are independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by Anchin, Block & Anchin LLP Related to the registrant.

-------------------- ---------------------------------------------------- ----------------------------------------------------
                                         FISCAL 2006                                           FISCAL 2005
-------------------- ---------------------------------------------------- ----------------------------------------------------
                       All fees and     All fees and     All other fees     All fees and     All fees and     All other fees
                     services to the     services to    and services to   services to the     services to    and services to
                      fund that were       service          service        fund that were       service          service
                       pre-approved      affiliates     affiliates that     pre-approved      affiliates     affiliates that
                           (2)           that were     did not require                        that were      did not require
                                        pre-approved      pre-approval                       pre-approved      pre-approval
------- ------------ ----------------- ---------------- ----------------- ----------------- ---------------- -----------------
(a)     Audit Fees       $70,000             N/A              N/A             $55,000             N/A              N/A
        (1)

------- ------------ ----------------- ---------------- ----------------- ----------------- ---------------- -----------------
(b)     Audit-              $0               $0                $0                $0               $0                $0
        Related
        Fees
------- ------------ ----------------- ---------------- ----------------- ----------------- ---------------- -----------------
(c)     Tax Fees         $12,000 (3)         $0                $0             $10,000 (3)         $0                $0

------- ------------ ----------------- ---------------- ----------------- ----------------- ---------------- -----------------
(d)     All Other           $0               $0                $0                $0               $0                $0
        Fees

------- ------------ ----------------- ---------------- ----------------- ----------------- ---------------- -----------------

Notes:
   (1) Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.
   (2) Fees for Fiscal 2006 have been estimated and accrued by the Fund but have not been billed to date.
   (3) Tax fees include amounts related to the preparation and review of the registrant's annual tax returns.

(e)(1) The Registrant currently does not have policies and procedures pursuant to which services are pre-approved other than by the full Audit Committee. However, the Audit Committee may implement such policies and procedures, subject to the requirement that the full Audit Committee be notified in a timely manner of each such service.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

                ---------------------------- ----------------- ----------------
                             FISCAL 2006 FISCAL 2005
                ---------------------------- ----------------- ----------------
                Audit-Related Fees                  0%               0%

                ---------------------------- ----------------- ----------------
                Tax Fees                            0%               0%

                ---------------------------- ----------------- ----------------
                All Other Fees                      0%               0%

                ---------------------------- ----------------- ----------------


(f)       Not applicable.

(g) The aggregate non-audit fees and services billed by Anchin, Block & Anchin LLP for the last two fiscal years were $0 and $0 for 2005 and 2006, respectively.

(h)       Not applicable.


ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.   SCHEDULE OF INVESTMENTS

The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

While it is unlikely that the registrant will hold voting securities on a regular basis pursuant to its stated investment policies, the registrant may, from time to time, hold voting interests in an investment fund and may at some point vote a proxy. The Board of Managers of the registrant has adopted the proxy voting policies and procedures of the Adviser for use in connection with determining how to vote proxies related to portfolio securities, including the procedures that the registrant would use if a vote presents a conflict between the interests of the Members, on the one hand, and those of the Adviser, on the other. The Adviser has adopted as its proxy voting policies and procedures the Mezzacappa Investors, LLC Proxy Voting Policy and Procedures, which are attached as Exhibit A to this Form.

ITEM 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

 (a)(1) The following table states the name, title and length of service of the persons employed or associated with the investment adviser who are primarily responsible for the day-to-day management of the registrant's portfolio (each a "Portfolio Manager").

                                                             Length of
                Name                    Title                Service           Business Experience Past 5 Years
                ----                    -----                -------           --------------------------------
1.      Damon Mezzacappa          Portfolio Manager,       Since incept.      Mezzacappa Management, LLC
                                  CEO

2.      Lenore A. Petteruti       Portfolio Manager,       4 years            Mezzacappa Management, LLC;
                                  Head of Research and                        ING Asset Management
                                  Risk Management

          (a)(2) The table below describes for each Portfolio Manager listed in paragraph (a)(1) who is primarily responsible for the day-to day management of the portfolio of any other accounts that they manage and the total assets in the account for all other registered investment companies, other pooled investment vehicles and other accounts.

        ------------------------ ------------------- ----------------- ------------------ ---------------- -----------------
                                                                                             No. of
                                                                                            Accounts       Total Assets in
                                                          Total                               where        Accounts where
           Name of Portfolio                              No. of                           Advisory Fee    Advisory Fee is
              Manager or             Type of             Accounts                          is Based on        Based on
              Team Member            Accounts            Managed        Total Assets       Performance      Performance
              -----------            --------            -------        ------------       -----------      -----------
        ------------------------ ------------------- ----------------- ------------------ ---------------- -----------------
        Damon                    Registered              ____1___       $___216M_____       ___1____        $___216M____
        Mezzacappa/Lenore        Investment
        Petteruti                Companies:
                                 ------------------- ----------------- ------------------ ---------------- -----------------
        Damon                    Other Pooled            ___3____       $___623M_____       ___3____        $___623M____
        Mezzacappa/Lenore A.     Investment
        Petteruti                Vehicles:
        ------------------------ ------------------- ----------------- ------------------ ---------------- -----------------
                                 Other Accounts:        ___n/a____         $________          _______         $________
        ------------------------ ------------------- ----------------- ------------------ ---------------- -----------------

         POTENTIAL CONFLICTS OF INTERESTS

            As an investment advisor and fiduciary, Mezzacappa Investors, LLC (the "Advisor") owes its clients a duty of loyalty. In recognition of the fact that conflicts of interest are inherent in the investment management business, the Advisor has adopted policies and procedures reasonably designed to identify and manage the effects of actual and potential conflicts of interest in the areas of employee personal trading, managing multiple accounts for multiple clients and allocation of investment opportunities. All employees of the Advisor are subject to these policies.

            The Advisor has adopted a Code of Ethics that is designed to detect and prevent conflicts of interest when personnel own, buy or sell securities which may be owned, bought or sold for clients through one of its vehicles. Personal securities transactions may raise a potential conflict of interest when an employee owns or trades in a security that is owned or considered for purchase or sale by a client, or recommended for purchase or sale by a client. As a general matter, the Advisor's personnel are not permitted to engage in transactions for their personal accounts in securities that are being considered for purchase or sale by its clients or are being bought or sold by its advisory clients. The Advisor's Code of Ethics requires disclosure of all personal accounts and pre-clearance of all securities transactions involving initial public offerings and limited offerings, including investments in other private investment vehicles.

            As noted above, the Advisor manages multiple portfolios for multiple clients. The Advisor has responsibility for managing the investments of multiple accounts with a common investment strategy or several investment styles. Accordingly, client portfolios may have investment objectives, strategies, time horizons, tax considerations and risk profiles that differ from those of the Fund. The Advisor makes investment decisions for the Fund based on their respective investment objective, policies, practices, cash flows, tax and other relevant investment considerations. Consequently, the Adviser may purchase or sell securities for one client portfolio and not another client portfolio, and the performance of securities purchased for one portfolio may vary from the performance of securities purchased for other portfolios. In addition, as described above, some of these other client account structures have fee structures, such as performance based fees, that differ (and may be higher than) the Fund. Accordingly, conflicts of interest may arise when the Advisor has a particular financial incentive, such as a performance-based fee or the reimbursement of overhead amounts, relating to an account.

         The Advisor has implemented policies and procedures intended to address conflicts of interest relating to the management of multiple accounts and the allocation of investment opportunities. All of the client accounts managed by the Advisor follow a fund-of-fund strategy and allocate client assets to private investment vehicles and outside portfolio managers. These investment opportunities are primary limited opportunities. The Advisor reviews investment decisions for the purpose of ensuring that all accounts with substantially similar investment objectives are treated equitably. The performance of similarly managed accounts is also regularly compared to determine whether there are any unexplained significant discrepancies. In addition, the Advisor's allocation procedures specify the factors that are taken into account in making allocation decisions. These areas are monitored by the Advisor's chief compliance officer.


(A)(3)    COMPENSATION STRUCTURE OF PORTFOLIO MANAGER(S) OR MANAGEMENT TEAM
          MEMBERS

Compensation is a combination of a base salary plus a percentage of firm earnings (calculated by taking the percentage of the portfolio manager's ownership in the firm multiplied by net firm earnings). Firm earnings are based upon assets under management and pre-tax performance of all funds managed by the portfolio manager. A one-year period is used in evaluating the performance of the funds for the purposes of determining compensation. Performance of accounts managed by the portfolio manager other than the Fund is included in determining compensation.


(A)(4)   DISCLOSURE OF SECURITIES OWNERSHIP

The following table discloses the beneficial ownership of shares of the registrant by each Portfolio Manager as of March 31, 2006.

               Name of Portfolio Manager or     Dollar ($) Range of Fund
                      Team Member               Shares Beneficially Owned
                      -----------               -------------------------

                  Lenore Petteruti                 $       0
                                                    --------------

                  Damon Mezzacappa                 $ > 1,000,000
                                                    --------------



(B)      Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

On December 31, 2005 the registrant repurchased from shareholders interests totaling $1,500,000 pursuant to a tender offer filed on October 25, 2005.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable

ITEM 11.  CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12. EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                           Mezzacappa Long/Short Fund, LLC


By (Signature and Title)*              /s/ Damon Mezzacappa
                                       --------------------
                                       Damon Mezzacappa
                                       Chief Executive Officer
Date: May 26, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*              /s/ Damon Mezzacappa
                                       --------------------
                                       Damon Mezzacappa
                                       Chief Executive Officer
Date: May 26, 2006


By (Signature and Title)*              /s/ Christopher S. Nagle
                                       ------------------------
                                       Christopher S. Nagle
                                       Chief Financial Officer
Date: May 26, 2006

                                                                       EXHIBIT A

                      PROXY VOTING POLICIES AND PROCEDURES


                            MEZZACAPPA INVESTORS, LLC
                      PROXY VOTING POLICIES AND PROCEDURES


I.  POLICY STATEMENT

Introduction -

         Mezzacappa Investors, LLC's ("MI") policies and procedures for voting proxies. The policies and procedures and general guidelines in this section will be reviewed and, as necessary, updated to address new or revised proxy voting issues.

II.      GENERAL PROXY VOTING GUIDELINES

         To ensure consistency in voting proxies on behalf of its clients, MI will follow (subject to any exception set forth herein) these Proxy Voting Policies and Procedures, including the guidelines set forth below. These guidelines address a broad range of issues, including board size and composition, executive compensation, anti-takeover proposals, capital structure proposals and social responsibility issues and are meant to be general voting parameters on issues that arise most frequently. MI, however, may vote in a manner that is contrary to the following general guidelines, pursuant to the procedures set forth in Section IV below.

III.     GUIDELINES

A. Management Proposals

1. When voting on routine ballot items the following proposals are generally voted in support of management, subject to the review and approval of the Proxy Review Committee, as appropriate.

         - Selection or ratification of auditors.

         - Approval of financial statements, director and auditor reports.

         - Election of Directors.

         - Limiting Directors' liability and broadening indemnification of Directors.

         - Requirement that a certain percentage of its Board's members be comprised of independent and unaffiliated Directors.

         - Requirement that members of the company's compensation, nominating and audit committees be comprised of independent or unaffiliated Directors.

         - Recommendations to set retirement ages or require specific levels of stock ownership by Directors.

         - General updating/corrective amendments to the charter.

         - Elimination of cumulative voting.

         - Elimination of preemptive rights.

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         - Provisions for confidential voting and independent tabulation of voting results.

         - Proposals related to the conduct of the annual meeting except those proposals that relate to the "transaction of such other business which may come before the meeting."

2. The following non-routine proposals, which potentially may have a substantive financial or best interest impact on a shareholder, are generally voted in support of management, subject to the review and approval of the Proxy Review Committee, as appropriate.

CAPITALIZATION CHANGES

         - Capitalization changes that eliminate other classes of stock and voting rights.

         - Proposals to increase the authorization of existing classes of common stock (or securities convertible into common stock) if: (i) a clear and legitimate business purpose is stated; (ii) the number of shares requested is reasonable in relation to the purpose for which authorization is requested; and
(iii) the authorization does not exceed 100% of shares currently authorized and at least 30% of the new authorization will be outstanding.

         - Proposals to create a new class of preferred stock or for issuances of preferred stock up to 50% of issued capital.

         - Proposals for share repurchase plans.

         - Proposals to reduce the number of authorized shares of common or preferred stock, or to eliminate classes of preferred stock.

         - Proposals to effect stock splits.

         - Proposals to effect reverse stock splits if management proportionately reduces the authorized share amount set forth in the corporate charter. Reverse stock splits that do not adjust proportionately to the authorized share amount will generally be approved if the resulting increase in authorized shares coincides with the proxy guidelines set forth above for common stock increases.

COMPENSATION

         - Director fees, provided the amounts are not excessive relative to other companies in the country or industry.

         - Employee stock purchase plans that permit discounts up to 15%, but only for grants that are part of a broad based employee plan, including all non-executive employees.

         - Establishment of Employee Stock Option Plans and other employee ownership plans.

ANTI-TAKEOVER MATTERS

         - Modify or rescind existing supermajority vote requirements to amend the charters or bylaws.

         - Adoption of anti-greenmail provisions provided that the proposal: (i) defines greenmail; (ii) prohibits buyback offers to large block holders not made to all shareholders or not approved by disinterested shareholders; and (iii) contains no anti-takeover measures or other provisions restricting the rights of shareholders.

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3. The following non-routine proposals, which potentially may have a substantive financial or best interest impact on the shareholder, are generally voted against (notwithstanding management support), subject to the review and approval of the Proxy Review Committee, as appropriate.

         - Capitalization changes that add classes of stock that which substantially dilute the voting interests of existing shareholders.

         - Proposals to increase the authorized number of shares of existing classes of stock that carry preemptive rights or supervoting rights.

         - Creation of "blank check"; preferred stock.

         - Changes in capitalization by 100% or more.

         - Compensation proposals that allow for discounted stock options that have not been offered to employees in general.

         - Amendments to bylaws that would require a supermajority shareholder vote to pass or repeal certain provisions.

         - Proposals to indemnify auditors.

4. The following types of non-routine proposals, which potentially may have a potential financial or best interest impact on an issuer, are voted as determined by the Proxy Review Committee.

         - Mergers, acquisitions and other special corporate transactions (i.e., takeovers, spin-offs, sales of assets, reorganizations, restructurings and recapitalizations) will be examined on a case-by-case basis.

         - Change-in-control provisions in non-salary compensation plans, employment contracts, and severance agreements that benefit management and would be costly to shareholders if triggered.

         - Shareholders rights plans that allow appropriate offers to shareholders to be blocked by the board or trigger provisions that prevent legitimate offers from proceeding.

         - Executive/Director stock option plans. Generally, stock option plans should meet the following criteria:

         (1) Whether the stock option plan is incentive based;

         (2) For mature companies, should be no more than 5% of the issued capital at the time of approval;

         (3) For growth companies, should be no more than 10% of the issued capital at the time of approval.

ANTI-TAKEOVER PROVISIONS

         - Proposals requiring shareholder ratification of poison pills.

         - Anti-takeover and related provisions that serve to prevent the majority of shareholders from exercising their rights or effectively deter the appropriate tender offers and other offers.

B.       Shareholder Proposals

1. The following shareholder proposals are generally supported, subject to the review and approval of the Proxy Review Committee, as appropriate:

         - Requiring auditors to attend the annual meeting of shareholders.

         - Requirement that members of the company's compensation, nominating and audit committees be comprised of independent or unaffiliated Directors.

         - Requirement that a certain percentage of its Board's members be comprised of independent and unaffiliated Directors.

         - Confidential voting.

         - Reduction or elimination of supermajority vote requirements.

2. The following shareholder proposals will be voted as determined by the Proxy Review Committee.

         - Proposals that limit tenure of directors.

         - Proposals to limit golden parachutes.

         - Proposals requiring directors to own large amounts of stock to be eligible for election.

         - Restoring cumulative voting in the election of directors.

         - Proposals that request or require disclosure of executive compensation in addition to the disclosure required by the Securities and Exchange Commission ("SEC") regulations.

         - Proposals that limit retirement benefits or executive compensation.

         - Requiring shareholder approval for bylaw or charter amendments.

         - Requiring shareholder approval for shareholder rights plan or poison pill.

         - Requiring shareholder approval of golden parachutes.

         - Elimination of certain anti-takeover related provisions.

         - Prohibit payment of greenmail.

3. The following shareholder proposals are generally not supported, subject to the review and approval of the Committee, as appropriate.

         - Requirements that the issuer prepare reports that are costly to provide or that would require duplicative efforts or expenditures that are of a non-business nature or would provide no pertinent information from the perspective of institutional shareholders.

         - Restrictions related to social, political or special interest issues that impact the ability of the company to do business or be competitive and that have a significant financial or best interest impact to the shareholders.

         - Proposals that require inappropriate endorsements or corporate actions.

IV.      ADMINISTRATION OF PROXY POLICIES AND PROCEDURES

A.       Proxy Review Committee

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1. The MI Proxy Review Committee ("Committee") is responsible for creating and implementing MI's Proxy Voting Policy and Procedures and, in this regard, has expressly adopted them. Following are some of the functions and responsibilities of the Committee.

         (a) The Committee, which will consist of members designated by MI, is responsible for establishing MI's proxy voting policies and guidelines and determining how MI will vote proxies on an ongoing basis.

         (b) The Committee will periodically review and have the authority to amend as necessary MI's proxy voting policies and guidelines (as expressed in these Proxy Voting Policy and Procedures).

         (c)      Committee will meet on an as needed basis.

         (d) If the Committee determines that an issue raises a potential material conflict of interest, or gives rise to the appearance of a potential material conflict of interest, the Committee will designate a special committee to review, and recommend a course of action with respect to, the conflict(s) in question ("Special Committee").

         (f) The Committee and the Special Committee, or their designee(s), will document in writing all of their decisions and actions, which documentation will be maintained by the Committee and the Special Committee, or their designee(s) for a period of at least 6 years. To the extent these decisions relate to a security held by a U.S. registered investment company, the Committee and Special Committee, or their designee(s), will report their decisions to each applicable Board of Managers of such investment company at each Board's next regularly Scheduled Board meeting. The report will contain information concerning decisions made by the Committee and Special Committee during the most recently ended calendar quarter immediately preceding the Board meeting.